UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-23214

GraniteShares ETF Trust

(Exact name of registrant as specified in charter)

205 Hudson Street, 7th floor
New York, New York 10013

(Address of principal executive offices) (Zip code)

William Rhind

GraniteShares ETF Trust

205 Hudson Street, 7th floor
New York, New York 10013

(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq.

Vedder Price

1633 Broadway, 31st Floor

New York, NY 10019

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Item 1.	Reports to Stockholders.

(a)

graniteshares

GRANITESHARES ETF TRUST
SEMI-ANNUAL REPORT

December 31, 2021

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
COMB

GraniteShares HIPS U.S. High Income ETF
HIPS

GraniteShares XOUT U.S. Large Cap ETF
XOUT

Table of Contents

	PAGE
Shareholder Expense Example	1
Schedule of Investments	
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	2
GraniteShares HIPS U.S. High Income ETF	4
GraniteShares XOUT U.S. Large Cap ETF	6
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	15
GraniteShares HIPS U.S. High Income ETF	16
GraniteShares XOUT U.S. Large Cap ETF	17
Financial Highlights	
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	18
GraniteShares HIPS U.S. High Income ETF	19
GraniteShares XOUT U.S. Large Cap ETF	20
Notes to Financial Statements	21
Liquidity Risk Management Program	29
Supplemental Information	30

GraniteShares ETF Trust
Shareholder Expense Example
December 31, 2021 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples are based on an investment of $1,000 invested at July 1, 2021 and held for the entire period ended December 31, 2021.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expense Ratio[(a)]	Expenses Paid During Period 7/1/21 - 12/31/21[(b)]
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF				
Actual	$1,000.00	$1,048.50	0.25%	$1.29
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
GraniteShares HIPS U.S. High Income ETF				
Actual	$1,000.00	$1,003.50	0.70%	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
GraniteShares XOUT U.S. Large Cap ETF				
Actual	$1,000.00	$1,113.20	0.60%	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06

(a) *Annualized, based on the Fund's most recent fiscal half year expenses.*

(b) *Expenses are equal to the Fund's annualized expense ratio disclosed above multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 365.*

Semi-Annual Report | December 31, 2021
1

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

Investments		Principal Amount		Value
UNITED STATES TREASURY OBLIGATIONS - 87.85%[a]				
United States Treasury Bill, 0.002% , 01/06/2022	$	10,000,000	$	10,000,000
United States Treasury Bill, 0.005% , 01/11/2022		10,000,000		10,000,000
United States Treasury Bill, 0.006% , 01/13/2022		10,000,000		9,999,975
United States Treasury Bill, 0.007% , 01/18/2022		10,000,000		9,999,960
United States Treasury Bill, 0.011% , 01/20/2022		15,000,000		14,999,948
United States Treasury Bill, 0.009% , 01/25/2022		15,000,000		14,999,880
United States Treasury Bill, 0.011% , 01/27/2022		10,000,000		9,999,850
United States Treasury Bill, 0.016% , 02/01/2022		15,000,000		14,999,760
United States Treasury Bill, 0.018% , 02/08/2022		15,000,000		14,999,640
United States Treasury Bill, 0.017% , 02/10/2022 [b]		15,000,000		14,999,565
United States Treasury Bill, 0.020% , 02/17/2022		15,000,000		14,999,528
United States Treasury Bill, 0.022% , 02/22/2022		20,000,000		19,999,659
United States Treasury Bill, 0.026% , 02/24/2022		10,000,000		9,999,675
United States Treasury Bill, 0.028% , 03/03/2022 [b]		20,000,000		19,998,610
United States Treasury Bill, 0.035% , 03/08/2022		10,000,000		9,999,200
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $199,991,215)				199,995,250
TOTAL INVESTMENTS - 87.85% (Cost $199,991,215)			$	199,995,250
Other Assets In Excess Of Liabilities - 12.15%				27,657,485[c]
NET ASSETS (100.00%)			$	227,652,735

[a] *Rate shown represents the bond equivalent yield to maturity at date of purchase.*

[b] *A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 1.*

[c] *Includes cash which is being held as collateral for futures contracts.*

See Notes to Financial Statements.

2 www.graniteshares.com

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

At December 31, 2021, open futures contracts were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
Brent Crude[(a)]	233	01/31/22	Long	$ 18,122,740	–	$ (808,200)
Coffee "C" Future[(a)]	112	03/21/22	Long	9,496,200	762,412	–
Copper[(a)]	108	03/29/22	Long	12,051,450	270,212	–
Corn Future[(a)]	418	03/14/22	Long	12,398,925	484,575	–
Cotton No.2[(a)]	70	03/09/22	Long	3,941,000	–	(71,170)
E-mini Gold[(a)]	1	01/27/22	Long	91,430	1,142	–
Gasoline RBOB[(a)]	65	02/28/22	Long	6,084,078	289,435	–
Gold 100 Oz Future[(a)]	141	02/24/22	Long	25,783,259	–	(204,770)
Heating Oil Future[(a)]	60	02/28/22	Long	5,817,168	203,918	–
KC Hard Red Winter Wheat[(a)]	97	03/14/22	Long	3,887,275	–	(27,913)
Lean Hogs[(a)]	116	02/14/22	Long	3,780,440	107,650	–
Live Cattle[(a)]	155	02/28/22	Long	8,661,400	179,910	–
LME Nickel[(a)]	54	01/17/22	Long	6,763,014	636,039	–
LME Nickel[(a)]	54	03/14/22	Long	6,737,094	274,719	–
LME Primary Aluminum[(a)]	179	01/17/22	Long	12,543,425	–	(960,530)
LME Primary Aluminum[(a)]	179	03/14/22	Long	12,565,800	798,101	–
LME Zinc[(a)]	97	01/17/22	Long	8,681,500	869,744	–
LME Zinc[(a)]	98	03/14/22	Long	8,692,600	606,844	–
Low Sulphur Gasoil[(a)]	110	03/10/22	Long	7,293,000	209,325	–
Natural Gas[(a)]	555	02/24/22	Long	19,741,350	–	(760,780)
Silver[(a)]	59	03/29/22	Long	6,888,840	–	(413,165)
Soybean[(a)]	159	03/14/22	Long	10,647,038	582,200	–
Soybean Meal[(a)]	154	03/14/22	Long	6,146,140	604,560	–
Soybean Oil[(a)]	225	03/14/22	Long	7,631,550	263,208	–
Sugar #11[(a)]	316	02/28/22	Long	6,682,010	–	(295,870)
Wheat (CBT)[(a)]	166	03/14/22	Long	6,397,225	–	(253,088)
WTI Crude[(a)]	296	02/22/22	Long	22,164,480	1,107,321	–
Total Futures Contracts					$ 8,251,315	(3,795,486)
Net Unrealized Appreciation					$ 4,455,829	–

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
LME Nickel[(a)]	(54)	01/17/22	Short	$ (6,763,014)	–	(274,953)
LME Nickel[(a)]	(8)	03/14/22	Short	(998,088)	–	(18,312)
LME Primary Aluminum[(a)]	(179)	01/17/22	Short	(12,543,425)	–	(821,811)
LME Primary Aluminum[(a)]	(26)	03/14/22	Short	(1,825,200)	1,181	–
LME Zinc[(a)]	(97)	01/17/22	Short	(8,681,500)	–	(644,281)
LME Zinc[(a)]	(15)	03/14/22	Short	(1,330,500)	–	(10,656)
Total Futures Contracts					$ 1,181	(1,770,013)
Net Unrealized Appreciation					(1,768,832)	–

(a) *A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 1.*

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021

3

GraniteShares HIPS U.S. High Income ETF

Schedule of Investments

December 31, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 45.20%		
Capital Markets - 14.91%		
Ares Capital Corp.	33,828	$ 716,816
Bain Capital Specialty Finance, Inc.	44,966	683,933
Barings BDC, Inc.	63,682	701,776
BlackRock TCP Capital Corp.	51,718	698,710
Goldman Sachs BDC, Inc.	36,024	690,220
Golub Capital BDC, Inc.	45,791	707,013
Hercules Capital, Inc.	42,377	703,034
New Mountain Finance Corp.	51,489	705,399
Oaktree Specialty Lending Corp.	93,230	695,496
Owl Rock Capital Corp.	48,523	687,086
Prospect Capital Corp.	82,945	697,567
Sixth Street Specialty Lending, Inc.	30,296	708,623
Solar Capital, Ltd.	38,377	707,288
TCG BDC, Inc.	49,873	684,756
TriplePoint Venture Growth BDC Corp.	39,910	716,784
Total Capital Markets		10,504,501
Energy Equipment & Services - 1.12%		
USA Compression Partners LP[(a)]	45,111	787,187
Equity Real Estate Investment Trust (REIT) - 6.10%		
Alexander's, Inc.	2,688	699,686
Gaming and Leisure Properties, Inc.	15,037	731,700
Getty Realty Corp.	22,447	720,324
MGM Growth Properties LLC, Class A	17,608	719,287
Spirit Realty Capital, Inc.	14,833	714,802
WP Carey, Inc.	8,651	709,815
Total Equity Real Estate Investment Trust (REIT)		4,295,614
Mortgage Real Estate Investment Trust (REIT) - 8.70%		
AGNC Investment Corp.	45,434	683,327
Annaly Capital Management, Inc.	85,375	667,633
Apollo Commercial Real Estate Finance, Inc.	51,948	683,636
Blackstone Mortgage Trust, Inc., Class A	22,226	680,560
Broadmark Realty Capital, Inc.	73,448	692,615
Chimera Investment Corp.	45,228	682,038
KKR Real Estate Finance Trust, Inc.	32,889	685,078
New Residential Investment Corp.	63,393	678,939
PennyMac Mortgage Investment Trust	39,216	679,613
Total Mortgage Real Estate Investment Trust (REIT)		6,133,439
Oil, Gas & Consumable Fuels - 14.37%		
Cheniere Energy Partners LP[(a)]	16,812	710,139
Crestwood Equity Partners LP[(a)]	27,758	765,843
Delek Logistics Partners LP[(a)]	16,145	689,876
Energy Transfer LP[(a)]	85,064	700,077
Enterprise Products Partners LP[(a)]	32,567	715,171
Hess Midstream LP	26,032	719,264
Holly Energy Partners LP[(a)]	42,871	706,943
Kinder Morgan, Inc.	44,707	709,053
Magellan Midstream Partners LP[(a)]	15,738	730,873
MPLX LP[(a)]	24,228	716,907
NuStar Energy LP[(a)]	49,034	778,659
ONEOK, Inc.	12,051	708,117
Shell Midstream Partners LP[(a)]	64,385	741,715

See Notes to Financial Statements.

4

www.graniteshares.com

GraniteShares HIPS U.S. High Income ETF Schedule of Investments
December 31, 2021 (Unaudited)

Investments	Shares		Value
Oil, Gas & Consumable Fuels (continued)			
Sunoco LP[(a)]	17,878	$	729,959
Total Oil, Gas & Consumable Fuels			10,122,596
TOTAL COMMON STOCKS			
(Cost $30,051,695)			31,843,337
INVESTMENT COMPANIES - 56.04%			
Allspring Income Opportunities	290,682		2,662,647
Angel Oak Financial Strategies Income Term Trust	155,383		2,650,834
Ares Dynamic Credit Allocation Fund, Inc.	163,093		2,663,309
Barings Global Short Duration High Yield Fund	153,614		2,663,667
BlackRock Corporate High Yield Fund, Inc.	210,840		2,601,766
DoubleLine Yield Opportunities Fund	139,414		2,607,042
First Trust Senior Floating Rate Income Fund II	217,273		2,620,312
KKR Income Opportunities Fund	159,046		2,691,059
Nuveen Credit Strategies Income Fund	398,108		2,583,721
Nuveen Real Asset Income and Growth Fund	164,664		2,654,383
PGIM Global High Yield Fund, Inc.	169,677		2,560,426
PGIM High Yield Bond Fund, Inc.	160,640		2,578,272
Western Asset Emerging Markets Debt Fund, Inc.	201,400		2,577,920
Western Asset High Income Fund II, Inc.	376,478		2,695,582
Western Asset High Yield Defined Opportunity Fund, Inc.	168,894		2,663,458
TOTAL INVESTMENT COMPANIES			
(Cost $39,234,182)			39,474,398
TOTAL INVESTMENTS - 101.24%			
(Cost $69,285,877)		$	71,317,735
Liabilities In Excess Of Other Assets -1.24%			(875,098)
NET ASSETS (100.00%)		$	70,442,637

(a) *Master Limited Partnership ("MLP").*

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021 5

GraniteShares XOUT U.S. Large Cap ETF

Schedule of Investments

December 31, 2021 (Unaudited)

Investments	Shares		Value
COMMON STOCKS - 99.93%			
Aerospace & Defense - 0.20%			
Northrop Grumman Corp.	760	$	294,173
Air Freight & Logistics - 0.91%			
Expeditors International of Washington, Inc.	819		109,984
FedEx Corp.	1,273		329,249
United Parcel Service, Inc., Class B	4,097		878,150
Total Air Freight & Logistics			1,317,383
Automobiles - 3.27%			
Tesla, Inc.[(a)]	4,493		4,748,113
Banks - 0.57%			
First Republic Bank	859		177,392
Regions Financial Corp.	4,443		96,857
SVB Financial Group[(a)]	269		182,447
Truist Financial Corp.	6,238		365,235
Total Banks			821,931
Beverages - 1.26%			
Brown-Forman Corp., Class B	2,309		168,234
Constellation Brands, Inc., Class A	931		233,653
Monster Beverage Corp.[(a)]	2,603		249,992
PepsiCo, Inc.	6,779		1,177,580
Total Beverages			1,829,459
Biotechnology - 2.72%			
AbbVie, Inc.	8,670		1,173,918
Alnylam Pharmaceuticals, Inc.[(a)]	595		100,900
Amgen, Inc.	2,753		619,343
Biogen, Inc.[(a)]	771		184,978
Exact Sciences Corp.[(a)]	855		66,545
Gilead Sciences, Inc.	6,252		453,958
Horizon Therapeutics PLC[(a)]	1,074		115,734
Moderna, Inc.[(a)]	1,933		490,943
Regeneron Pharmaceuticals, Inc.[(a)]	511		322,707
Seagen, Inc.[(a)]	874		135,120
Vertex Pharmaceuticals, Inc.[(a)]	1,235		271,206
Total Biotechnology			3,935,352
Capital Markets - 2.97%			
Bank of New York Mellon Corp.	4,027		233,888
BlackRock, Inc.	742		679,346
Carlyle Group, Inc.	1,639		89,981
Goldman Sachs Group, Inc.	1,655		633,120
Intercontinental Exchange, Inc.	2,742		375,023
Moody's Corp.	898		350,741
Morgan Stanley	9,067		890,017
MSCI, Inc.	389		238,336
Nasdaq, Inc.	827		173,678
Raymond James Financial, Inc.	972		97,589
S&P Global, Inc.	1,170		552,158
Total Capital Markets			4,313,877
Chemicals - 0.21%			
Celanese Corp.	534		89,744
Dow, Inc.	3,621		205,384
Total Chemicals			295,128
Commercial Services & Supplies - 0.50%			
Cintas Corp.	498		220,699

See Notes to Financial Statements.

6

www.graniteshares.com

GraniteShares XOUT U.S. Large Cap ETF
Schedule of Investments
December 31, 2021 (Unaudited)

Investments	Shares		Value
Commercial Services & Supplies (continued)			
Copart, Inc.[(a)]	1,106	$	167,692
Waste Management, Inc.	2,012		335,803
Total Commercial Services & Supplies			724,194
Communications Equipment - 1.21%			
Arista Networks, Inc.[(a)]	1,499		215,481
Cisco Systems, Inc./Delaware	20,655		1,308,908
Motorola Solutions, Inc.	820		222,794
Total Communications Equipment			1,747,183
Distributors - 0.13%			
Genuine Parts Co.	663		92,953
Pool Corp.	179		101,314
Total Distributors			194,267
Electrical Equipment - 0.12%			
Generac Holdings, Inc.[(a)]	283		99,593
Plug Power, Inc.[(a)]	2,661		75,120
Total Electrical Equipment			174,713
Electronic Equipment, Instruments & Components - 0.73%			
Amphenol Corp., Class A	2,819		246,550
CDW Corp.	628		128,602
Keysight Technologies, Inc.[(a)]	860		177,599
TE Connectivity, Ltd.	1,589		256,369
Trimble, Inc.[(a)]	1,175		102,448
Zebra Technologies Corp., Class A[(a)]	251		149,395
Total Electronic Equipment, Instruments & Components			1,060,963
Entertainment - 1.33%			
Activision Blizzard, Inc.	3,687		245,296
Electronic Arts, Inc.	1,345		177,406
Netflix, Inc.[(a)]	2,105		1,268,136
Roku, Inc.[(a)]	644		146,961
Take-Two Interactive Software, Inc.[(a)]	529		94,014
Total Entertainment			1,931,813
Equity Real Estate Investment Trust (REIT) - 0.14%			
SBA Communications Corp.	517		201,123
Food & Staples Retailing - 2.21%			
Costco Wholesale Corp.	2,047		1,162,082
Kroger Co.	3,629		164,249
Walmart, Inc.	13,017		1,883,430
Total Food & Staples Retailing			3,209,761
Food Products - 0.20%			
Conagra Brands, Inc.	2,382		81,345
Hershey Co.	1,020		197,339
Total Food Products			278,684
Health Care Equipment & Supplies - 2.63%			
Abbott Laboratories	8,169		1,149,705
Align Technology, Inc.[(a)]	386		253,671
Baxter International, Inc.	2,404		206,359
Becton Dickinson and Co.	1,387		348,803
Dexcom, Inc.[(a)]	462		248,071
Edwards Lifesciences Corp.[(a)]	2,945		381,525
Hologic, Inc.[(a)]	1,186		90,800
IDEXX Laboratories, Inc.[(a)]	406		267,335
Insulet Corp.[(a)]	338		89,932
Intuitive Surgical, Inc.[(a)]	1,704		612,247

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021
7

GraniteShares XOUT U.S. Large Cap ETF
Schedule of Investments
December 31, 2021 (Unaudited)

Investments	Shares	Value
Health Care Equipment & Supplies (continued)		
ResMed, Inc.	691	$ 179,992
Total Health Care Equipment & Supplies		3,828,440
Health Care Providers & Services - 3.49%		
AmerisourceBergen Corp.	998	132,624
Anthem, Inc.	1,085	502,941
Centene Corp.[(a)]	2,619	215,806
Cigna Corp.	1,564	359,141
CVS Health Corp.	6,294	649,289
HCA Healthcare, Inc.	1,464	376,131
Humana, Inc.	594	275,533
Laboratory Corp. of America Holdings[(a)]	466	146,422
Molina Healthcare, Inc.[(a)]	270	85,882
Quest Diagnostics, Inc.	586	101,384
UnitedHealth Group, Inc.	4,393	2,205,900
Total Health Care Providers & Services		5,051,053
Health Care Technology - 0.27%		
Cerner Corp.	1,447	134,383
Teladoc Health, Inc.[(a)]	761	69,875
Veeva Systems, Inc., Class A[(a)]	713	182,157
Total Health Care Technology		386,415
Hotels, Restaurants & Leisure - 1.04%		
Chipotle Mexican Grill, Inc.[(a)]	137	239,510
Darden Restaurants, Inc.	657	98,970
Domino's Pizza, Inc.	183	103,272
DraftKings, Inc., Class A[(a)]	2,004	55,050
McDonald's Corp.	3,707	993,735
Total Hotels, Restaurants & Leisure		1,490,537
Household Durables - 0.21%		
DR Horton, Inc.	1,721	186,642
Garmin, Ltd.	902	122,825
Total Household Durables		309,467
Household Products - 1.47%		
Church & Dwight Co., Inc.	1,198	122,795
Procter & Gamble Co.	12,302	2,012,361
Total Household Products		2,135,156
Insurance - 0.69%		
Aon PLC, Class A	1,069	321,299
Arthur J Gallagher & Co.	1,003	170,179
Brown & Brown, Inc.	1,328	93,332
Marsh & McLennan Cos., Inc.	2,368	411,605
Total Insurance		996,415
Interactive Media & Services - 10.23%		
Alphabet, Inc., Class A[(a)]	3,253	9,424,071
Match Group, Inc.[(a)]	1,237	163,593
Meta Platforms, Inc., Class A[(a)]	13,276	4,465,383
Pinterest, Inc., Class A[(a)]	2,704	98,290
Snap, Inc., Class A[(a)]	7,907	371,866
Twitter, Inc.[(a)]	3,778	163,285
ZoomInfo Technologies, Inc.[(a)]	1,936	124,291
Total Interactive Media & Services		14,810,779
Internet & Direct Marketing Retail - 5.79%		
Amazon.com, Inc.[(a)]	2,383	7,945,732
Chewy, Inc., Class A[(a)]	1,958	115,463
eBay, Inc.	3,123	207,680

See Notes to Financial Statements.

8
www.graniteshares.com

GraniteShares XOUT U.S. Large Cap ETF
Schedule of Investments
December 31, 2021 (Unaudited)

Investments	Shares	Value
Internet & Direct Marketing Retail (continued)		
Etsy, Inc.[a]	568	$ 124,358
Total Internet & Direct Marketing Retail		8,393,233
IT Services - 4.86%		
Accenture PLC, Class A	3,195	1,324,488
Affirm Holdings, Inc.[a]	1,273	128,013
Block, Inc., Class A[a]	2,113	341,271
Broadridge Financial Solutions, Inc.	556	101,648
Cloudflare, Inc., Class A[a]	1,391	182,917
Cognizant Technology Solutions Corp., Class A	2,521	223,663
EPAM Systems, Inc.[a]	263	175,802
Gartner, Inc.[a]	398	133,059
Global Payments, Inc.	1,395	188,576
Mastercard, Inc., Class A	4,677	1,680,540
MongoDB, Inc.[a]	312	165,157
Okta, Inc.[a]	749	167,903
Paychex, Inc.	1,725	235,463
PayPal Holdings, Inc.[a]	6,310	1,189,940
Snowflake, Inc., Class A[a]	1,430	484,413
Twilio, Inc., Class A[a]	840	221,206
VeriSign, Inc.[a]	540	137,063
Total IT Services		7,081,122
Leisure Products - 0.03%		
Peloton Interactive, Inc., Class A[a]	1,332	47,632
Life Sciences Tools & Services - 2.81%		
10X Genomics, Inc., Class A[a]	511	76,119
Agilent Technologies, Inc.	1,444	230,535
Bio-Techne Corp.	192	99,329
Charles River Laboratories International, Inc.[a]	240	90,427
Danaher Corp.	3,383	1,113,041
ICON PLC[a]	386	119,544
Illumina, Inc.[a]	761	289,515
IQVIA Holdings, Inc.[a]	908	256,183
Mettler-Toledo International, Inc.[a]	111	188,390
PerkinElmer, Inc.	594	119,430
Thermo Fisher Scientific, Inc.	1,830	1,221,049
Waters Corp.[a]	289	107,681
West Pharmaceutical Services, Inc.	349	163,684
Total Life Sciences Tools & Services		4,074,927
Machinery - 0.54%		
Cummins, Inc.	699	152,480
Deere & Co.	1,462	501,306
Ingersoll Rand, Inc.	1,989	123,059
Total Machinery		776,845
Media - 1.34%		
Charter Communications, Inc., Class A[a]	976	636,323
Comcast Corp., Class A	22,474	1,131,116
Discovery, Inc., Class A[a]	3,396	79,942
Fox Corp., Class A	2,706	99,851
Total Media		1,947,232
Metals & Mining - 0.31%		
Freeport-McMoRan, Inc.	6,954	290,190
Nucor Corp.	1,427	162,892
Total Metals & Mining		453,082

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021
9

GraniteShares XOUT U.S. Large Cap ETF

Schedule of Investments

December 31, 2021 (Unaudited)

Investments	Shares	Value
Multiline Retail - 0.64%		
Dollar General Corp.	1,110	$ 261,771
Dollar Tree, Inc.[(a)]	1,062	149,232
Target Corp.	2,279	527,452
Total Multiline Retail		938,455
Oil, Gas & Consumable Fuels - 0.09%		
Cheniere Energy, Inc.	1,243	126,065
Personal Products - 0.45%		
Estee Lauder Cos., Inc., Class A	1,780	658,956
Pharmaceuticals - 5.02%		
Bristol-Myers Squibb Co.	10,869	677,682
Catalent, Inc.[(a)]	818	104,729
Eli Lilly & Co.	4,600	1,270,612
Johnson & Johnson	12,642	2,162,667
Merck & Co., Inc.	11,971	917,457
Pfizer, Inc.	26,711	1,577,285
Zoetis, Inc.	2,231	544,431
Total Pharmaceuticals		7,254,863
Professional Services - 0.54%		
CoStar Group, Inc.[(a)]	1,813	143,281
Equifax, Inc.	611	178,895
IHS Markit, Ltd.	1,924	255,738
Jacobs Engineering Group, Inc.	628	87,436
TransUnion	940	111,465
Total Professional Services		776,815
Real Estate Management & Development - 0.17%		
CBRE Group, Inc., Class A[(a)]	1,623	176,112
Zillow Group, Inc., Class A[(a)]	1,270	79,019
Total Real Estate Management & Development		255,131
Road & Rail - 0.47%		
JB Hunt Transport Services, Inc.	464	94,842
Old Dominion Freight Line, Inc.	526	188,508
Uber Technologies, Inc.[(a)]	9,488	397,832
Total Road & Rail		681,182
Semiconductors & Semiconductor Equipment - 8.54%		
Advanced Micro Devices, Inc.[(a)]	5,578	802,674
Analog Devices, Inc.	2,478	435,558
Applied Materials, Inc.	4,381	689,394
Broadcom, Inc.	1,951	1,298,215
Enphase Energy, Inc.[(a)]	636	116,350
Entegris, Inc.	635	87,998
Intel Corp.	19,136	985,504
KLA Corp.	731	314,410
Lam Research Corp.	706	507,720
Marvell Technology, Inc.	3,928	343,661
Microchip Technology, Inc.	2,561	222,961
Micron Technology, Inc.	5,416	504,500
Monolithic Power Systems, Inc.	208	102,613
NVIDIA Corp.	11,739	3,452,556
ON Semiconductor Corp.[(a)]	1,960	133,123
Qorvo, Inc.[(a)]	527	82,418
QUALCOMM, Inc.	5,346	977,623
Skyworks Solutions, Inc.	776	120,389
Teradyne, Inc.	775	126,736
Texas Instruments, Inc.	4,353	820,410

See Notes to Financial Statements.

10

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GraniteShares XOUT U.S. Large Cap ETF
Schedule of Investments
December 31, 2021 (Unaudited)

Investments	Shares	Value
Semiconductors & Semiconductor Equipment (continued)		
Xilinx, Inc.	1,157	$ 245,319
Total Semiconductors & Semiconductor Equipment		12,370,132
Software - 15.27%		
Adobe, Inc.[a]	2,218	1,257,739
ANSYS, Inc.[a]	414	166,064
Asana, Inc., Class A[a]	770	57,404
Autodesk, Inc.[a]	1,020	286,814
Bill.com Holdings, Inc.[a]	484	120,589
Cadence Design Systems, Inc.[a]	1,289	240,205
Coupa Software, Inc.[a]	365	57,688
Crowdstrike Holdings, Inc., Class A[a]	1,086	222,359
Datadog, Inc., Class A[a]	1,449	258,081
DocuSign, Inc.[a]	898	136,774
Dynatrace, Inc.[a]	1,374	82,921
Elastic NV[a]	460	56,621
Fortinet, Inc.[a]	753	270,628
HubSpot, Inc.[a]	228	150,286
Intuit, Inc.	1,259	809,814
Microsoft Corp.	35,874	12,065,143
Nuance Communications, Inc.[a]	1,543	85,359
Oracle Corp.	13,254	1,155,881
Palantir Technologies, Inc., Class A[a]	9,405	171,265
Palo Alto Networks, Inc.[a]	472	262,791
Paycom Software, Inc.[a]	290	120,405
RingCentral, Inc., Class A[a]	429	80,373
salesforce.com, Inc.[a]	4,801	1,220,078
ServiceNow, Inc.[a]	923	599,129
Splunk, Inc.[a]	771	89,220
SS&C Technologies Holdings, Inc.	1,203	98,622
Synopsys, Inc.[a]	710	261,635
Trade Desk, Inc., Class A[a]	2,231	204,449
Tyler Technologies, Inc.[a]	194	104,362
Unity Software, Inc.[a]	1,331	190,320
VMware, Inc., Class A	3,863	447,644
Workday, Inc., Class A[a]	1,171	319,894
Zoom Video Communications, Inc., Class A[a]	1,415	260,233
Zscaler, Inc.[a]	652	209,507
Total Software		22,120,297
Specialty Retail - 3.07%		
AutoZone, Inc.[a]	100	209,639
Best Buy Co., Inc.	1,155	117,348
CarMax, Inc.[a]	760	98,975
Carvana Co.[a]	752	174,306
Home Depot, Inc.	4,879	2,024,835
Lowe's Cos., Inc.	3,228	834,373
O'Reilly Automotive, Inc.[a]	318	224,581
Ross Stores, Inc.	1,702	194,505
TJX Cos., Inc.	5,843	443,601
Tractor Supply Co.	525	125,265
Total Specialty Retail		4,447,428
Technology Hardware, Storage & Peripherals - 10.05%		
Apple, Inc.	77,895	13,831,816
Dell Technologies, Inc., Class C[a]	3,518	197,606
HP, Inc.	5,078	191,288

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021 11

GraniteShares XOUT U.S. Large Cap ETF

Schedule of Investments

December 31, 2021 (Unaudited)

Investments	Shares		Value
Technology Hardware, Storage & Peripherals (continued)			
NetApp, Inc.	1,091	$	100,361
Seagate Technology Holdings PLC	1,110		125,408
Western Digital Corp.[(a)]	1,520		99,119
Total Technology Hardware, Storage & Peripherals			14,545,598
Textiles, Apparel & Luxury Goods - 1.03%			
Lululemon Athletica, Inc.[(a)]	611		239,176
NIKE, Inc., Class B	7,514		1,252,358
Total Textiles, Apparel & Luxury Goods			1,491,534
Trading Companies & Distributors - 0.20%			
Fastenal Co.	2,795		179,047
United Rentals, Inc.[(a)]	341		113,311
Total Trading Companies & Distributors			292,358
TOTAL COMMON STOCKS (Cost $110,433,080)			144,819,266
INVESTMENT COMPANY - 0.06%			
iShares Core S&P 500 ETF	179		85,381
TOTAL INVESTMENT COMPANY (Cost $75,846)			85,381
TOTAL INVESTMENTS - 99.99% (Cost $110,508,926)		$	144,904,647
Other Assets In Excess Of Liabilities - 0.01%			9,302
NET ASSETS (100.00%)		$	144,913,949

(a) *Non-Income Producing Security.*

See Notes to Financial Statements.

12

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GraniteShares ETF Trust

Statements of Assets and Liabilities

December 31, 2021 (Unaudited)

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF[(a)]	GraniteShares HIPS U.S. High Income ETF	GraniteShares XOUT U.S. Large Cap ETF
ASSETS:			
Investments at cost	$ 199,991,215	$ 69,285,877	$ 110,508,926
Investments at value	199,995,250	71,317,735	144,904,647
Cash	45,352,852	535,901	164,398
Due from broker	15,813,799	–	–
Unrealized appreciation on open futures contracts	8,252,497	–	–
Receivable for investments sold	–	71,839,977	–
Dividends receivable	–	323,132	30,105
Receivable for shares sold	–	25,897,194	–
Total Assets	269,414,398	169,913,939	145,099,150
LIABILITIES:			
Unrealized depreciation on open futures contracts	5,565,499	–	–
Capital gains payable	21,361	–	–
Distribution fees payable	36,119,760	499,875	112,640
Payable for investments purchased	–	73,176,667	–
Payable for capital shares redeemed	–	25,753,222	–
Advisory fees payable	55,043	41,539	72,561
Total Liabilities	41,761,663	99,471,303	185,201
NET ASSETS	$ 227,652,735	$ 70,442,636	$ 144,913,949
NET ASSETS CONSIST OF:			
Paid-in capital	$ 215,797,906	$ 67,534,092	$ 108,614,522
Total distributable earnings	11,854,829	2,908,544	36,299,427
NET ASSETS	$ 227,652,735	$ 70,442,636	$ 144,913,949
Shares outstanding	8,900,000	4,650,000	3,200,000
Net Asset Value per share	$ 31.03	$ 15.15	$ 45.29

(a) *Consolidated statement, including GraniteShares BCOM Cayman Limited Wholly Owned Subsidiary (Note 1)*

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021

13

GraniteShares ETF Trust

Statements of Operations

For the Six Months Ended December 31, 2021 (Unaudited)

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF[(a)]	GraniteShares HIPS U.S. High Income ETF	GraniteShares XOUT U.S. Large Cap ETF
INVESTMENT INCOME:			
Interest	$ 42,525	$ –	$ –
Dividends	–	2,825,967	601,281
Total Investment Income	42,525	2,825,967	601,281
EXPENSES:			
Advisory fees	307,777	238,508	404,477
Tax fees	–	–	–
Total Expenses	307,777	238,508	404,477
NET INVESTMENT INCOME/(LOSS)	(265,252)	2,587,459	196,804
REALIZED GAIN ON:			
Investments	(67,755)	(1,120,402)	(1,082,542)
Investments in kind	–	3,326,450	4,447,197
Futures contracts	9,495,655	–	–
Total Net realized gain	9,427,900	2,206,048	3,364,655
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:			
Investments	8,403	(4,695,090)	10,768,397
Futures contracts	195,947	–	–
Net change in unrealized appreciation/depreciation	204,350	(4,695,090)	10,768,397
NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS AND FUTURES CONTRACTS	9,632,250	(2,489,042)	14,133,052
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 9,366,998	$ 98,417	$ 14,329,856

(a) *Consolidated statement, including GraniteShares BCOM Cayman Limited Wholly Owned Subsidiary (Note 1)*

See Notes to Financial Statements.

14

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GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

Consolidated Statement of Changes in Net Assets

		For the Six Months Ended December 31, 2021 (Unaudited)		For the Year Ended June 30, 2021
OPERATIONS:				
Net investment loss	$	(265,252)	$	(206,196)
Net realized gain		9,427,900		35,927,426
Net change in unrealized appreciation		204,350		1,435,749
Net increase in net assets resulting from operations		9,366,998		37,156,979
DISTRIBUTIONS TO SHAREHOLDERS:				
From distributable earnings		(36,141,120)		(54,504)
Total distributions		(36,141,120)		(54,504)
CAPITAL SHARE TRANSACTIONS:				
Proceeds from sale of shares		42,700,818		182,512,796
Cost of shares redeemed		(10,097,272)		(37,785,284)
Net increase from capital share transactions		32,603,546		144,727,512
Net increase in net assets		5,829,424		181,829,987
NET ASSETS:				
Beginning of period		221,823,311		39,993,324
End of period	$	227,652,735	$	221,823,311
CAPITAL SHARE TRANSACTIONS:				
Beginning shares		7,850,000		2,052,000
Shares sold		1,400,000		7,450,000
Shares redeemed		(350,000)		(1,652,000)
Shares outstanding, end of period		8,900,000		7,850,000

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021

15

GraniteShares HIPS U.S. High Income ETF Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021
OPERATIONS:		
Net investment income	$ 2,587,459	$ 1,530,978
Net realized gain/(loss)	2,206,048	(759,901)
Net change in unrealized appreciation/depreciation	(4,695,090)	8,886,922
Net increase in net assets resulting from operations	98,417	9,657,999
DISTRIBUTIONS TO SHAREHOLDERS:		
From distributable earnings	(2,821,875)	(1,292,304)
Tax return of capital to shareholders	–	(1,056,571)
Total distributions	(2,821,875)	(2,348,875)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares	35,188,540	50,717,542
Cost of shares redeemed	(26,539,386)	–
Net increase from capital share transactions	8,649,154	50,717,542
Net increase in net assets	5,925,696	58,026,666
NET ASSETS:		
Beginning of period	64,516,940	6,490,274
End of period	$ 70,442,636	$ 64,516,940
CAPITAL SHARE TRANSACTIONS:		
Beginning shares	4,100,000	550,000
Shares sold	2,300,000	3,550,000
Shares redeemed	(1,750,000)	–
Shares outstanding, end of period	4,650,000	4,100,000

See Notes to Financial Statements.

16 www.graniteshares.com

GraniteShares XOUT U.S. Large Cap ETF Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021
OPERATIONS:		
Net investment income	$ 196,804	$ 401,345
Net realized gain	3,364,655	7,097,765
Net change in unrealized appreciation	10,768,397	21,110,215
Net increase in net assets resulting from operations	14,329,856	28,609,325
DISTRIBUTIONS TO SHAREHOLDERS:		
From distributable earnings	(189,958)	(409,190)
Total distributions	(189,958)	(409,190)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares	31,978,797	98,985,144
Cost of shares redeemed	(25,466,925)	(33,569,802)
Net increase from capital share transactions	6,511,872	65,415,342
Net increase in net assets	20,651,770	93,615,477
NET ASSETS:		
Beginning of period	124,262,179	30,646,702
End of period	$ 144,913,949	$ 124,262,179
CAPITAL SHARE TRANSACTIONS:		
Beginning shares	3,050,000	1,050,000
Shares sold	750,000	2,950,000
Shares redeemed	(600,000)	(950,000)
Shares outstanding, end of period	3,200,000	3,050,000

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021 17

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

Consolidated Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Period May 19, 2017 (Commencement of operations) to June 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$ 28.26	$ 19.49	$ 23.99	$ 26.09	$ 24.39	$ 25.00
INCOME FROM OPERATIONS:						
Net investment income/(loss)[a]	(0.03)	(0.05)	0.30	(0.48)	0.32	0.01
Net realized and unrealized gain/(loss)[b]	1.41	8.84	(4.44)	(2.36)	1.43	(0.62)
Total from investment operations	1.38	8.79	(4.14)	(1.88)	1.75	(0.61)
DISTRIBUTIONS:						
From net investment income	(4.06)	(0.02)	(0.36)	(0.22)	(0.05)	–
Total distributions	(4.06)	(0.02)	(0.36)	(0.22)	(0.05)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.68)	8.77	(4.50)	(2.10)	1.70	(0.61)
NET ASSET VALUE, END OF PERIOD	$ 25.58	$ 28.26	$ 19.49	$ 23.99	$ 26.09	$ 24.39
TOTAL RETURN[c]	4.85%	45.10%	(17.55)%	(7.16)%[d]	7.19%[d]	(2.46)%[d][e]
RATIOS/SUPPLEMENTAL DATA:						
Net assets, end of period (in 000s)	$ 276,165	$ 221,823	$ 39,993	$ 67,216	$ 30,052	$ 2,487
RATIOS TO AVERAGE NET ASSETS						
Ratio of expenses to average net assets	0.25%[f]	0.25%	0.25%	0.26%	0.52%	1.85%[f]
Ratio of expenses including waiver/reimbursement to average net assets	0.25%[f]	0.25%	0.25%	0.25%	0.27%	0.30%[f][g]
Ratio of net investment income/(loss) to average net assets	(0.22)%[f]	(0.19)%	1.36%	1.99%	1.21%	0.49%[f]
Portfolio turnover rate	7%[e]	0%	0%	0%	0%	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Calculation of the net gain (loss) per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.*

(c) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.*

(d) *Total return would have been lower if certain fund expenses had not been reimbursed by the Advisor.*

(e) *Not Annualized.*

(f) *Annualized.*

(g) *Prior to August 18, 2018, the Adviser contractually agreed to limit Fund expense to 0.30%.*

See Notes to Financial Statements.

18

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GraniteShares HIPS U.S. High Income ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2021(Unaudited)	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018[(a)]	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$ 15.74	$ 11.80	$ 16.82	$ 17.30	$ 17.49	$ 17.41	$ 16.54
INCOME FROM OPERATIONS:							
Net investment income[(b)]	0.59	0.87	0.97	0.56	0.29	0.57	0.74
Distributions of net realized gains from investments in other investment companies.	–	–	–	0.00[(c)]	0.00[(c)]	–	–
Net realized and unrealized gain/(loss)[(d)]	(0.53)	4.36	(4.70)	0.25	0.27	0.80	1.42
Total from investment operations	0.06	5.23	(3.73)	0.81	0.56	1.37	2.16
DISTRIBUTIONS:							
From net investment income	(0.65)	(0.71)	(0.82)	(0.32)	(0.58)	(0.48)	(0.85)
From tax return of capital	–	(0.58)	(0.47)	(0.97)	(0.17)	(0.81)	(0.44)
Total distributions	(0.65)	(1.29)	(1.29)	(1.29)	(0.75)	(1.29)	(1.29)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.59)	3.94	(5.02)	(0.48)	(0.19)	0.08	0.87
NET ASSET VALUE, END OF PERIOD	$ 15.15	$ 15.74	$ 11.80	$ 16.82	$ 17.30	$ 17.49	$ 17.41
TOTAL RETURN[(e)]	0.35%	46.75%	(23.20)%	4.95%[(f)]	3.38%[(f)(g)]	7.87%[(f)]	14.02%[(f)]
RATIOS/SUPPLEMENTAL DATA:							
Net assets, end of period (in 000s)	$ 70,443	$ 64,517	$ 6,490	$ 7,569	$ 7,786	$ 10,494	$ 6,966
RATIOS TO AVERAGE NET ASSETS							
Ratio of expenses to average net assets	0.70%[(h)]	0.70%	0.70%	0.73%	0.98%[(h)]	0.75%	0.76%
Ratio of expenses including waiver/reimbursement to average net assets	0.70%[(h)]	0.70%	0.70%	0.70%	0.70%[(h)]	0.75%	0.75%
Ratio of net investment income to average net assets	7.59%[(h)]	6.07%	6.65%	3.33%	2.92%[(h)]	3.18%	4.50%
Portfolio turnover rate	74%[(g)]	65%	51%	112%	33%[(g)]	88%	54%

(a) *For the period December 1, 2017 to June 30, 2018.*

(b) *Based on daily average shares outstanding during the period.*

(c) *Less than $(0.005).*

(d) *Calculation of the net gain (loss) per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.*

(e) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.*

(f) *Total return would have been lower if certain fund expenses had not been reimbursed by the Advisor.*

(g) *Not Annualized.*

(h) *Annualized.*

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021

19

GraniteShares XOUT U.S. Large Cap ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021	For the Period October 4, 2019 (Commencement of operations) to June 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$ 40.74	$ 29.19	$ 25.37
INCOME FROM OPERATIONS:			
Net investment income[(a)]	0.06	0.15	0.17
Net realized and unrealized gain	4.55	11.55	3.81
Total from investment operations	4.61	11.70	3.98
DISTRIBUTIONS:			
From net investment income	(0.06)	(0.15)	(0.15)
From realized gains	–	–	(0.01)
Total distributions	(0.06)	(0.15)	(0.16)
NET INCREASE IN NET ASSET VALUE	4.55	11.55	3.82
NET ASSET VALUE, END OF PERIOD	$ 45.29	$ 40.74	$ 29.19
TOTAL RETURN[(b)]	11.32%	40.16%	15.78%
RATIOS/SUPPLEMENTAL DATA:			
Net assets, end of period (in 000s)	$ 144,914	$ 124,262	$ 30,647
RATIOS TO AVERAGE NET ASSETS			
Ratio of expenses to average net assets	0.60%[(c)]	0.60%	0.60%[(c)]
Ratio of expenses including waiver/reimbursement to average net assets	0.60%[(c)]	0.60%	0.60%
Ratio of net investment income to average net assets	0.29%[(c)]	0.43%	0.84%[(c)]
Portfolio turnover rate	24%[(d)]	39%	39%[(d)]

(a) *Based on daily average shares outstanding during the period.*
(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.*
(c) *Annualized.*
(d) *Not Annualized.*

See Notes to Financial Statements.

20
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GraniteShares ETF Trust

Notes to Financial Statements

December 31, 2021 (Unaudited)

1. ORGANIZATION

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF ("COMB"), GraniteShares HIPS U.S. High Income ETF ("HIPS") and GraniteShares XOUT U.S. Large Cap ETF ("XOUT") (each, a "Fund", and collectively, the "Funds") are each a series of GraniteShares ETF Trust (the "Trust"), an open-end management investment company consisting of three investment series, organized as a Delaware statutory trust on November 7, 2016. COMB is a non-diversified series. HIPS and XOUT are each a diversified series. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and the offering of the Funds' shares is registered under the Securities Act of 1933, as amended (the "Securities Act"). The investment objective of COMB is to seek to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The investment objective of HIPS and XOUT are to track the performance, before fees and expenses, of the TFMS HIPS Index and XOUT U.S. Large Cap Index (each, an "Index", and collectively, the "Indexes"), respectively. COMB, HIPS and XOUT commenced operations on May 19, 2017, January 6, 2015 and October 4, 2019, respectively.

On December 13, 2017, the shareholders of the Master Income ETF (the "Reorganizing Fund"), a series of the ETF Series Solutions, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Reorganizing Fund to the GraniteShares ETF Trust. HIPS, a new series of the Trust, assumed the financial and performance history of the Master Income ETF. The tax-free merger took place on December 15, 2017.

HIPS fiscal year was changed to June 30. As a result, HIPS had a shortened fiscal year covering the transitional period between the Fund's prior fiscal year end November 30, 2017 and June 30, 2018.

Although XOUT is registered as a diversified series, it may become "non-diversified," as defined under the Investment Company Act of 1940, solely as a result of changes in relative market capitalization or index weighting of one or more constituents of the Index that the fund aims to track.

Consolidated Subsidiary: COMB invests in certain commodity-related investments through GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary (the "Subsidiary").

The following table reflects the net assets of the Subsidiary as a percentage of Comb's net assets at December 31, 2021:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund's Net Assets
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares BCOM Cayman Limited	$ 48,512,370	21.31%

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds follows the accounting and reporting guidance in the Accounting Standards Codifications 946, "Financial Services—Investment Companies" issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable tax rules and regulations.

Distributions received from the Funds' investments in master limited partnerships ("MLPs") generally are comprised of ordinary income and return of capital from the MLPs. The Funds allocate distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each MLP and other industry sources. These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

Distributions received from the Funds' investments in real estate investment trusts ("REITs") and Business Development Corporations ("BDCs") may be characterized as ordinary income, net capital gains, or a return of capital. The proper characterization of BDC and REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions

Semi-Annual Report | December 31, 2021

21

GraniteShares ETF Trust

Notes to Financial Statements

December 31, 2021 (Unaudited)

for financial statement purposes. The actual character of distributions to the Funds' shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT and BDC investments, a portion of the distributions received by the Funds' shareholders may represent a return of capital.

Distributions received from the Funds' investments in closed-end funds ("CEFs") are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management's estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Futures contracts: COMB, through its Subsidiary, invests in a combination of exchange-listed commodity futures contracts in the normal course of pursuing its investment objectives. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified future date. Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants. Upon entering into such contracts, COMB is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by COMB and variation margin receivable or payable. Payments received or paid by COMB adjust the variation margin account. When a contract is closed, COMB records a realized gain or loss.

Futures contracts may be highly volatile. Price movements may be sudden and extreme, and are influenced by a variety of factors including, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates.

Open futures contracts at December 31, 2021 are listed in COMB's Consolidated Schedule of Investments. As of December 31, 2021, the balance of margin receivable from the broker to the Fund was $15,813,799 as presented on the Consolidated Statement of Assets and Liabilities as due from broker. At December 31, 2021 the Fund had a variation margin receivable from broker of $18,500,797. The variation margin payable/receivable is represented by the difference between the balance of margin receivable from the broker and the unrealized appreciation/depreciation on open futures contracts as of December 31, 2021.

3. SECURITIES VALUATION

The Funds calculate their net asset value ("NAV") each day the New York Stock Exchange (the "NYSE") is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the "NAV Calculation Time").

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. ("NYSE Arca") is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund's NAV per share.

If a market quotation is not readily available or is deemed not to reflect market value, the Adviser determines the price of the security held by the Funds based on a determination of the security's fair value pursuant to policies and procedures approved by the Board of Trustees (the "Board"). In addition, the Funds may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Funds' NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Fixed income instruments are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the pricing services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

22

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GraniteShares ETF Trust Notes to Financial Statements
December 31, 2021 (Unaudited)

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in closed-end funds are valued at closing quoted sale price or the official closing price of the day, respectively. Registered fund positions held by HIPS at December 31, 2021 are represented by closed-ended (single class) registered funds and open-end mutual fund. Registered fund positions held by XOUT are represented by open-ended mutual funds.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." A variety of factors may be considered in determining the fair value of such securities.

Valuing each Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

4. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund's investments at December 31, 2021 were as follows:

Commodity Broad Strategy No K-1 Cayman

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ 199,995,250	$ –	$ –	$ 199,995,250
Total	$ 199,995,250	$ –	$ –	$ 199,995,250
Other Financial Instruments				
Assets				
Futures Contracts	$ 8,252,496	$ –	$ –	$ 8,252,496

Semi-Annual Report | December 31, 2021 23

GraniteShares ETF Trust

Notes to Financial Statements

December 31, 2021 (Unaudited)

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (5,565,499)	$ –	$ –	$ (5,565,499)
Total	$ 2,686,997	$ –	$ –	$ 2,686,997

GraniteShares XOUT U.S. Large Cap ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 144,819,266	$ –	$ –	$ 144,819,266
Investment Company	85,381	–	–	85,381
Total	$ 144,904,647	$ –	$ –	$ 144,904,647

GraniteShares HIPS U.S. High Income ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 31,843,337	$ –	$ –	$ 31,843,337
Investment Companies	39,474,398	–	–	39,474,398
Total	$ 71,317,735	$ –	$ –	$ 71,317,735

As of December 31, 2021, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

5. ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC (the "Adviser"), the investment adviser to the Funds, is a Delaware limited Liability Company located at 205 Hudson Street, 7th Floor, New York, NY 10013. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Funds with overall responsibility for the portfolio management of the Funds, subject to the supervision of the Board of Trustees (the "Board") of the Trust.

For its services, the Adviser receives a fee that is equal to 0.25% per annum of the average daily net assets of COMB, 0.70% per annum of the average daily net assets of HIPS and 0.60% per annum of the average daily net assets of XOUT, calculated daily and paid monthly. Pursuant to the Advisory Agreement, the Adviser is responsible for substantially all expenses of each Fund (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act).

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of counsel to the Independent Trustees; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature; (vii) any fees and expenses related to the provision of securities lending services; and (viii) the advisory fee payable to the Adviser under the Advisory Agreement.

This contractual arrangement may only be changed or eliminated by or with the consent of the Funds' Board of Trustees.

The Adviser is the only related party involved with the operations of the Funds.

ALPS Fund Services, Inc. ("AFS") serves as the Funds' Administrator, and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. Brown Brothers Harriman & Co serves as the Funds' Custodian and Transfer Agent pursuant to the Custodian and Transfer Agent Agreement.

ALPS Portfolio Solutions Distributor, Inc. ("Distributor") serves as the Funds' distributor. The Trust has adopted a distribution and service plan ("Rule 12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

24

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GraniteShares ETF Trust

Notes to Financial Statements

December 31, 2021 (Unaudited)

6. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on NYSE Arca. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called "Creation Units." Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for each Fund is $750, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

7. INVESTMENT TRANSACTIONS

During the six-month period ended December 31, 2021, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$ 10,000,000	$ 15,000,000
GraniteShares HIPS U.S. High Income ETF	50,604,045	49,727,312
GraniteShares XOUT U.S. Large Cap ETF	35,542,088	32,332,796

For the six-month period ended December 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
GraniteShares HIPS U.S. High Income ETF	$ 35,029,789	$ 26,458,661
GraniteShares XOUT U.S. Large Cap ETF	31,942,276	25,559,320

For the period ended December 31, 2021, HIPS and XOUT had in-kind net realized gains of $3,326,450 and $4,447,197, respectively.

8. VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations. COMB uses derivative instruments as part of its principal investment strategy to achieve its investment objective.

The following is the location and fair values of the Funds' derivative investments disclosed, if any, in the Consolidated Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2021:

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF				
Commodity Contracts (Futures Contracts)	Unrealized appreciation on futures contracts	$ 8,252,497	Unrealized depreciation on futures contracts	$ (5,565,499)
Total		$ 8,252,497		$ (5,565,499)

Semi-Annual Report | December 31, 2021

25

GraniteShares ETF Trust Notes to Financial Statements
December 31, 2021 (Unaudited)

The following is the location and the effect of derivative investments, if any, on the Funds' Consolidated Statement of Operations, categorized by primary market risk exposure during the six-month period ended December 31, 2021:

Risk Exposure	Statement of Operations Location		Realized Gain/(Loss) on Derivatives Recognized in Income		Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF					
Commodity Contracts (Futures Contracts)	Net realized gain on futures contracts/Net change in unrealized depreciation on futures contracts	$	9,495,655	$	195,947
Total		$	9,495,655	$	195,947

For COMB for the year ended December 31, 2021, the monthly average notional value of futures contracts held were $112,024,240 and the ending notional value of the futures contracts were $227,548,704.

9. FEDERAL INCOME TAX MATTERS

The Funds intend to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund		Gross Appreciation (excess of value over tax cost)		Gross Depreciation (excess of tax cost over value)	Net Depreciation of Foreign Currency and Derivatives		Net Unrealized Appreciation/ (Depreciation)		Cost of Investments for Income Tax Purposes
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$	8,311,365	$	(5,620,332)	–	$	2,691,033	$	199,991,215
GraniteShares HIPS U.S. High Income ETF		2,061,174		(262,962)	–		1,798,212		69,519,523
GraniteShares XOUT U.S. Large Cap ETF		37,180,334		(3,095,294)	–		34,085,040		110,819,607

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sales and investments in pass through entities.

26 www.graniteshares.com

GraniteShares ETF Trust

Notes to Financial Statements

December 31, 2021 (Unaudited)

The tax character of distributions paid by the Funds during the year ended June 30, 2021 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
June 30, 2021			
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$ 54,504	$ –	$ –
GraniteShares HIPS U.S. High Income ETF	1,292,304	–	1,056,571
GraniteShares XOUT U.S. Large Cap ETF	409,190	–	–

10. INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that has not yet occurred. Management expects this risk of loss to be remote.

11. PRINCIPAL RISKS

In the normal course of business, the Funds make investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Funds.

COMB is "non-diversified," meaning that a relatively high percentage of their assets may be invested in a limited number of issuers of securities.

Business Development Company ("BDC") Risk (HIPS): BDC's may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. BDC's are subject to management and other expenses, which will be indirectly paid by each Fund.

Commodity Futures (COMB): COMB expects to gain exposure to the commodity futures markets initially by investing in Commodity Futures through the Subsidiary. A Commodity Futures contract is a standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of underlying commodity at a specified time and place or, alternatively, may call for cash settlement.

Commodity-linked derivative instruments (COMB): Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked instrument is a financial instrument whose value is linked to the movement of a commodity, commodity index, or commodity futures contract. The value of commodity-linked instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Fixed Income Securities (COMB): COMB will invest in Fixed Income Securities. The Fixed Income Securities in which COMB may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, bank certificates of deposit, fixed time deposits, bankers' acceptances, commercial paper and other short-term fixed income securities with maturities of up to two years. COMB's Fixed Income Securities earn interest income for COMB and can be used as collateral (also referred to as "margin") for the COMB's investments in Commodity Futures. COMB does not target a specific duration or maturity for the debt securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates.

Industry Concentration Risk (XOUT): In following its methodology, the Index from time to time may be concentrated in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Investment Company Risk (HIPS): The risks of investment in investment companies typically reflect the risks of the types of instruments in which the investment companies invest in. By investing in another investment company, each Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount it can invest in other investment companies, which may adversely affect the Funds' ability to achieve its investment objective.

Investment Style Risk (XOUT): The Index is intended to provide exposure to large cap U.S. equity markets, with certain securities excluded from the index in accordance with the Index methodology. The Index methodology is relatively new, and there can be no assurance that such methodology

Semi-Annual Report | December 31, 2021

27

GraniteShares ETF Trust Notes to Financial Statements
December 31, 2021 (Unaudited)

will result in positive investment performance. The Index methodology may result in the Index being more volatile than a more conventional index. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

MLP Risk (HIPS): MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a "floating" rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is always the risk that an MLP will fail to qualify for favorable tax treatment.

Non-Diversification Risk (XOUT): To the extent that the Fund becomes non-diversified as necessary to approximate the composition of the Index, it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the Fund's investments, and the Fund may experience increased volatility.

REIT Investment Risk (HIPS): Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Sector Risk: To the extent the Funds invests more heavily in particular sectors of the economy, performance will be especially sensitive to developments that significantly affect those sectors.

The Funds' prospectus contains additional information regarding risks associated with investments in the Fund.

12. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

28 www.graniteshares.com

GraniteShares ETF Trust

Liquidity Risk Management Program

December 31, 2021 (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a liquidity risk management program. The Valuation Committee of the Trust has been designated by the Board to administer each Fund's liquidity risk management program. The program's principal objectives include assessing, managing and periodically reviewing each Fund's liquidity risk, based on factors specific to the circumstances of each Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.

During the fiscal year, GraniteShares Advisors, LLC provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation. During the period covered by the liquidity program report to the Board, the program supported each Fund's ability to honor redemption requests timely and GraniteShares Advisors, LLC management of each Fund's liquidity profile, including during periods of market volatility and net redemptions. GraniteShares Advisors, LLC reported that the program operated adequately and that the implementation of the program was effective to manage each Fund's liquidity risk.

There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding each Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Semi-Annual Report | December 31, 2021

29

GraniteShares ETF Trust
Supplemental Information
December 31, 2021 (Unaudited)

Quarterly Portfolio Holdings Information

The Funds files its complete schedule of portfolio holdings with the SEC for their first and third quarters of each year as an exhibit to its reports on Form N-PORT. Copies of the filings will be available without charge on the SEC's website at www.sec.gov.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-844-476-8747. This information will also be available on the SEC's website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund's net asset value may be found on the Fund's website at www.graniteshares.com.

Authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund's objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained by 1-800-SEC-0330.

Distributor, ALPS Portfolio Solutions Distributor, Inc.

30
www.graniteshares.com

Must be accompanied or preceded by a prospectus.
ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the GraniteShares ETF Trust.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        GraniteShares ETF Trust

By (Signature and Title)	/s/ William Rhind

William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	03/01/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William Rhind

William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date 03/01/2022